Schedule V (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 117,000,000	$ 208,000,000
Charged to Costs and Expenses	947,000,000	11,000,000
Deductions	(21,000,000)	(102,000,000)
Balance at End of Period	1,043,000,000	117,000,000
Increase (decrease) in valuation allowance	908,000,000	0
Deferred Tax Assets, Life Insurance Group
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Increase (decrease) in valuation allowance	906,000,000	0
Allowance for credit losses on debt securities
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	9,000,000	14,000,000
Charged to Costs and Expenses	36,000,000	11,000,000
Deductions	(22,000,000)	(16,000,000)
Balance at End of Period	23,000,000	9,000,000
Allowances for credit losses on mortgage and other loans
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	94,000,000	179,000,000
Charged to Costs and Expenses	0	0
Deductions	1,000,000	(85,000,000)
Balance at End of Period	95,000,000	94,000,000
Allowance for credit losses on reinsurance recoverable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	12,000,000	13,000,000
Charged to Costs and Expenses	3,000,000	0
Deductions	0	(1,000,000)
Balance at End of Period	15,000,000	12,000,000
Valuation allowance on deferred tax asset
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	2,000,000	2,000,000
Charged to Costs and Expenses	908,000,000	0
Deductions	0	0
Balance at End of Period	$ 910,000,000	$ 2,000,000